UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AKJ Asset Management, LLC
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Manager
     Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       January 11, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      64

Form 13F Information Table Value Total:      $126,046 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



NAME OF ISSUER           TITLE  CUSIP      VALUE     SHARES    INV.     OTHER     VOTING AUTH
                         OF                X1000               DISC.    MGR
                         CLASS
                                                                                  SOLE   SHR   NONE
ABM Industries, Inc.     cs     00163T109  500       24500     sole     n/a              n/a   24500
Abbott Labs              cs     002824100  528       9,400     sole     n/a              n/a   9,400
Automatic Data Proc      cs     053015103  3,028     67,997    sole     n/a              n/a   67,997
Ameren Corp.             cs     023608102  1,111     20,500    sole     n/a              n/a   20,500
AFLAC Inc                cs     001055102  2,807     44,814    sole     n/a              n/a   44,814
American Intl Group.     cs     026874107  4,559     78,199    sole     n/a              n/a   78,199
Allied Cap Corp          cs     01903Q108  2,297     106,834   sole     n/a              n/a   106,834
Amerigas Partners        oa     030975106  662       18,375    sole     n/a              n/a   18,375
American Express         cs     025816109  1,277     24,544    sole     n/a              n/a   24,544
Bank America             cs     060505104  5,065     122,761   sole     n/a              n/a   122,761
Bristol Myers            cs     110122108  2,055     77,504    sole     n/a              n/a   77,504
BP PLC ADR               cs     055622104  220       3,002     sole     n/a              n/a   3,002
Covidien Ltd.            cs     G2552X108  1,204     27,181    sole     n/a              n/a   27,181
Cisco Systems            cs     17275R102  3,830     141,502   sole     n/a              n/a   141,502
Capitalsource Inc        cs     14055X102  1,942     110,417   sole     n/a              n/a   110,417
Diebold Incorporated     cs     253651103  1,737     59,950    sole     n/a              n/a   59,950
I Shares Dow Div         ut     464287168  3,454     53,560    sole     n/a              n/a   53,560
Consolidated Edison      cs     209115104  1,486     30,417    sole     n/a              n/a   30,417
Electronic Data Sys      cs     285661104  2,161     104,226   sole     n/a              n/a   104,226
I Share Tr MSCI          ut     464287465  1,291     16,445    sole     n/a              n/a   16,445
Fannie Mae               cs     313586109  1,668     41,717    sole     n/a              n/a   41,717
General Electric         cs     369604103  4,344     117,183   sole     n/a              n/a   117,183
Great Plains Energy      cs     391164100  2,519     85,916    sole     n/a              n/a   85,916
Health Care REIT         oa     42217K106  201       4,507     sole     n/a              n/a   4,507
HCP Inc. REIT            oa     421915109  467       13,433    sole     n/a              n/a   13,433
Harrahs Entmt Inc        cs     413619107  3,525     39,717    sole     n/a              n/a   39,717
Hewlett-Packard Co       cs     428236103  214       4,232     sole     n/a              n/a   4,232
Hospitality Pptys Tr     oa     44106M102  2,864     88,900    sole     n/a              n/a   88,900
Intel                    cs     458140100  3,909     146,620   sole     n/a              n/a   146,620
Johnson and Johnson      cs     478160104  1,394     20,893    sole     n/a              n/a   20,893
JP Morgan Chase          cs     46625H100  3,845     88,085    sole     n/a              n/a   88,085
Kimberly Clark           cs     494368103  2,181     31,449    sole     n/a              n/a   31,449
Kinder Morgan Energy     oa     494550106  3,292     60,970    sole     n/a              n/a   60,970
Kinder Morgan Mgmt       cs     49455U100  1,035     19,560    sole     n/a              n/a   19,560
Coca-Cola Co.            cs     191216100  3,326     54,204    sole     n/a              n/a   54,204
Lincoln National         cs     534187109  3,430     58,917    sole     n/a              n/a   58,917
Herman Miller Inc        cs     600544100  342       10,558    sole     n/a              n/a   10,558
3M Company               cs     88579Y101  3,773     44,750    sole     n/a              n/a   44,750
Altria Group Inc         cs     718154107  1,827     24,170    sole     n/a              n/a   24,170
Occidental Pet           cs     674599105  262       3,400     sole     n/a              n/a   3,400
Paccar                   cs     693718108  821       15,068    sole     n/a              n/a   15,068
Precision Castparts      cs     740189105  6,674     48,117    sole     n/a              n/a   48,117
Pfizer                   cs     717081103  474       20,869    sole     n/a              n/a   20,869
Proctor and Gamble       cs     742718109  359       4,891     sole     n/a              n/a   4,891
Progress Energy Inc      cs     743263105  1,993     41,150    sole     n/a              n/a   41,150
Pharmaceutical Holdr     ut     71712A206  404       5,100     sole     n/a              n/a   5,100
Penn West Energy Tr      cs     707885109  4,776     183,692   sole     n/a              n/a   183,692
Royal Dutch              cs     780259206  203       2,408     sole     n/a              n/a   2,408
Schlumberger             cs     806857108  352       3,582     sole     n/a              n/a   3,582
A T & T Inc              cs     00206R102  281       6,765     sole     n/a              n/a   6,765
Integrys Energy Grp.     cs     45822P105  559       10,821    sole     n/a              n/a   10,821
Tyco Electronics         cs     G91449105  1,018     27,406    sole     n/a              n/a   27,406
Tyco                     cs     902124106  1,087     27,406    sole     n/a              n/a   27,406
US Bancorp               cs     902973304  317       10,000    sole     n/a              n/a   10,000
Vulcan Materials Co.     cs     929160109  1,678     21,220    sole     n/a              n/a   21,220
Vanguard Value ETF       ut     922908744  1,888     28,432    sole     n/a              n/a   28,432
Vanguard Growth Idx      ut     922908736  687       10,650    sole     n/a              n/a   10,650
Walgreen                 cs     931422109  3,728     97,904    sole     n/a              n/a   97,904
Wells Fargo              cs     949746101  3,206     106,193   sole     n/a              n/a   106,193
Washington Mutual        cs     939322103  866       63,634    sole     n/a              n/a   63,634
Wal-Mart                 cs     931142103  3,078     64,767    sole     n/a              n/a   64,767
Western Union            cs     959802109  4,659     191,867   sole     n/a              n/a   191,867
Wyeth                    cs     983024100  215       4,865     sole     n/a              n/a   4,865
Exxon Mobil Corp.        cs     30231G102  1,091     11,642    sole     n/a              n/a   11,642



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